INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS

NOTE 8 – INTANGIBLE ASSETS

On August 21, 2025, the Company entered into an Escrow Agreement for the acquisition of the domain name, GOTV.com. Under the terms of the agreement, the Company made a down-payment of $31,312 and is required to make monthly payments of $3,125, commencing on September 11, 2025 through August 11, 2028. Upon the end of the escrow period, the ownership of the domain name is transferred to the Company. The Company used a 15% interest rate based on the information available at the commencement date in determining the present value of future payments. The Company used an incremental borrowing rate of 15% to determine the present value of the payments. The present value of the intangible asset on the day of acquisition was $119,961. As of June 30, 2026 and December 31, 2025, the principal balance of the loan was $69,004 and $82,004, respectively, of which $29,096 and $27,006 was in short-term liability, respectively. As of June 30, 2026 and December 31, 2025, the accrued interest balance was $0 and $0, respectively.

The domain name is being amortized over an estimated three-year life on a straight-line basis. Amortization expense for the three and six months ended June 30, 2026 was $9,997 and $19,994, respectively.

On September 29, 2025, the Company entered into a Membership Interest Purchase Agreement to purchase 100% of the membership interest of Advocacy Lab LLC. The Company paid a total cash consideration of $45,000 to the Sellers. The acquired intangible assets were domain name and customer list.

The domain name and customer list are both an estimated three-year life and are amortized on a straight-line basis. Amortization expense for the three and six months ended June 30, 2026 was $3,750 and $7,500, respectively.

On January 5, 2026, the Company entered into an asset purchase agreement with Govtext, LLC and the Seller to purchase certain assets of the Seller related to its business focused on constituent outreach. The Company agreed to pay $30,000 in cash to the sellers. The Company accounted for the transaction as an asset acquisition under ASC 805. The acquisition cost has been capitalized as intangible asset on the balance sheet. The acquired intangible assets were customer list and contracts.

The customer list and contracts have an estimated three-year life and are amortized on a straight-line basis. Amortization expense for the three and six months ended June 30, 2026 was $2,500 and $5,000, respectively.

Intangible assets consisted of the following:

	June 30, 2026	December 31, 2025
GOTV.com domain	$119,961	$119,961
Advocacy Lab domain and customer list	45,000	45,000
Govtext customer list and contracts	30,000	—
Less: accumulated amortization	(52,905)	(20,411)
Total intangible assets, net	$142,056	$144,550

NOTE 7 – INTANGIBLE ASSETS

GOTV Intangible Assets

On August 21, 2025, the Company entered into an Escrow Agreement for the acquisition of the domain name, GOTV.com. Under the terms of the agreement, the Company made a down-payment of $31,312 and is required to make monthly payments of $3,125, commencing on September 11, 2025 through August 11, 2028. Upon the end of the escrow period, the ownership of the domain name is transferred to the Company. The Company used a 15% interest rate based on the information available at the commencement date in determining the present value of future payments. The Company used an incremental borrowing rate of 15% to determine the present value of the payments. The present value of the intangible asset on the day of acquisition was $119,961. As of December 31, 2025, the principal balance of the loan was $82,004, of which $27,006 was in short-term liability. As of December 31, 2025, the accrued interest balance was $0.

The domain name is being amortized over an estimated three-year life on a straight-line basis. Amortization expense for the year ended December 31, 2025 was $16,661.

Advocacy Lab Intangible Assets

On September 29, 2025, the Company entered into a Membership Interest Purchase Agreement to purchase 100% of the membership interest of Advocacy Lab LLC. The Company paid a total cash consideration of $45,000 to the Sellers. The transaction was accounted for as a business combination transaction under ASC 805 as discussed in note 6. The total purchase price for the acquisition was determined to be $45,000. All of the acquisition costs have been capitalized as intangible assets on the balance sheet. The acquired intangible assets were domain name and customer list.

The domain name and customer list are both an estimated three-year life and are amortized on a straight-line basis. Amortization expense for the year ended December 31, 2025 was $3,750.